Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]	Trade and other receivables

	December 31, 2023	December 31, 2022

Trade notes receivable - domestic operations	127,007	78,800
Trade notes receivable - foreign operations	443,481	536,565
	570,488	615,365

Provision for trade notes receivable - domestic operations	144,033	74,533
Provision for trade notes receivable - foreign operations	97,673	17,495
	241,706	92,028

	812,194	707,393

Allowance for expected losses - doubtful accounts	(5,185)	(4,413)
	807,009	702,980

Current	803,523	702,980
Non-Current	3,485	—
The expected credit losses are established by considering supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information, based on the Ambipar Emergency Response’s historical experience and informed credit assessment, that includes forward‑looking information.
It is formed an amount considered adequate by Management to cover probable losses arising on collection of accounts receivable, based on analysis of each client’s default risk considering a reasonable and supportable information available at the time that demonstrates that the credit risk has not increased significantly since initial recognition, the customer’s financial situation committed in the market, history of negotiations carried out, signed agreements not being fulfilled, mainly taking into consideration risk scenarios in which it has observable behavior in the market, and with special attention to long-standing overdue credits.
The Company allocates each exposure to a credit risk grade based on the determined data to be predictive of the risk of loss (including but not limited to external ratings, audited Financial Statements, management accounts and cash flow projections and available press information about customers) and applying experienced credit judgement. Credit risk grades are defined using qualitative factors that are indicative of the risk of default and are aligned to external credit rating definitions from agencies.
Concerning the securities that are overdue for more than 181 days, the collection processes and procedures, and agreements, even in installment payments, are in progress, and the probability of success is relatively high.
The Company assumes that there was no significant decrease in ECL between December 2022 and December 2023, despite the relevant increase in accounts receivable. This situation is mainly due to the customer portfolio of new acquisitions without significant historical losses observed.